ACCRUED INTEREST PAYABLE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued interest payable to related parties	$ 72,256	$ 38,612
Lifschultz Enterprise Company LLC
Accrued interest payable to related parties	$ 72,256	$ 38,612